SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	9 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended			9 Months Ended			1 Months Ended	0 Months Ended				0 Months Ended		0 Months Ended					0 Months Ended	9 Months Ended	1 Months Ended	0 Months Ended						0 Months Ended			1 Months Ended	2 Months Ended
	Jul. 23, 2014	Dec. 18, 2013	Dec. 19, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 11, 2014 Chief Executive Officer [Member] Restricted Stock Units (RSUs) [Member] Subsequent Event [Member]	Sep. 30, 2014 Chief Executive Officer [Member] Restricted Stock Units (RSUs) [Member]	Nov. 11, 2014 Chief Executive Officer [Member] Subsequent Event [Member]	Sep. 30, 2014 Chief Executive Officer [Member]	Nov. 11, 2014 Affiliated Entity [Member] Dr. Bruce Consulting [Member] Subsequent Event [Member]	Nov. 01, 2014 Affiliated Entity [Member] Dr. Bruce Consulting [Member] Subsequent Event [Member]	Nov. 11, 2014 Affiliated Entity [Member] Dr. Bruce Consulting [Member] Subsequent Event [Member]	Sep. 30, 2014 Affiliated Entity [Member] Dr. Bruce Consulting [Member]	Feb. 28, 2014 Affiliated Entity [Member] Note Payable #1 [Member] Subsequent Event [Member]	Feb. 28, 2014 Affiliated Entity [Member] Note Payable #2 [Member] Subsequent Event [Member]	Feb. 28, 2014 Affiliated Entity [Member] Subsequent Event [Member] Monthly Advisory and Consulting Service Fee [Member]	Oct. 30, 2014 Affiliated Entity [Member] Subsequent Event [Member]	Oct. 20, 2014 Affiliated Entity [Member] Subsequent Event [Member]	Oct. 17, 2014 Affiliated Entity [Member] Subsequent Event [Member]	Mar. 28, 2014 Affiliated Entity [Member] Subsequent Event [Member]	Jul. 21, 2014 Affiliated Entity [Member]	Sep. 30, 2014 Affiliated Entity [Member]	Nov. 01, 2014 Director [Member] Subsequent Event [Member]	Oct. 16, 2014 Chief Financial Officer [Member] Annual Salary [Member] Subsequent Event [Member]	Oct. 16, 2014 Chief Financial Officer [Member] Living Expenses [Member] Subsequent Event [Member]	Oct. 16, 2014 Chief Financial Officer [Member] Annual Bonus [Member] Subsequent Event [Member] Maximum [Member]	Oct. 16, 2014 Chief Financial Officer [Member] Annual Cash Bonus [Member] Subsequent Event [Member]	Oct. 16, 2014 Chief Financial Officer [Member] Subsequent Event [Member]	Sep. 30, 2014 Vice President [Member] Restricted Stock Units (RSUs) [Member]	Oct. 31, 2014 Restricted Stock Units (RSUs) [Member] Advisory and Consulting Services [Member] Subsequent Event [Member]	Jul. 21, 2014 Convertible Debt [Member]	Oct. 13, 2014 Monthly Advisory and Consulting Service Fee [Member] Subsequent Event [Member]	Oct. 31, 2014 Monthly Advisory and Consulting Service Fee [Member] Subsequent Event [Member]	Oct. 13, 2014 Monthly Advisory and Consulting Service Fee [Member] Subsequent Event [Member]	Oct. 31, 2014 Hourly Advisory and Consulting Service Fee [Member] Subsequent Event [Member]	Oct. 19, 2014 Subsequent Event [Member] MJ Holdings [Member]	Feb. 27, 2014 Subsequent Event [Member] Bio-Tech Medical Software [Member]	Oct. 17, 2014 Subsequent Event [Member]	Feb. 03, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]	Feb. 24, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member]	Sep. 30, 2014 MJ Holdings [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares)										70,000	50,000		20,000														346,875						19,452	100,000
Stock Repurchased During Period, Shares (in Shares)												20,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in Shares)										20,000																							100,000
Escrow Deposit																							$ 190,400			$ 100,000
Payments to Acquire Real Estate						399,594	0	0	0																																	50,000
Increase (Decrease) in Earnest Money Deposits Outstanding																					(60,000)
Non-Refundable Fee																					40,000
Other Commitments, Description																									non-refundable fee according to the agreement that the escrow would release to seller $10,000 on the first day of each month following the signing and additional $10,000 with signing on July 21, 2014.							Pursuant to the Employment Agreement, the Company agreed to engage Mr. Mitchell, and Mr. Mitchell agreed to serve as the Company’s Chief Financial Officer, for a two-year term, which term will automatically be extended for successive additional one-year terms, unless either party provides written notice to the other 90 days prior to the expiration of the initial term or any successive term, that the Employment Agreement will not be renewed.				The monthly consulting fee will be reduced to $12,500 per month if Mr. Mehdizadeh is engaged in trading any of the Company’s securities at any time within the preceding 30 day period.
Proceeds from Collection of Notes Receivable																						155,000
Proceeds from Interest Received																						6,423.56
Equity Method Investment, Ownership Percentage																100.00%	100.00%
Related Party Transaction, Amounts of Transaction														12,500	12,500		18,750
Other Commitment																												190,000	2,500	0.35	0.50						10,000	25,000	200
Employment Agreement, Term	2 years																															2 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	Under the employment contract, the CEO received an award of RSU’s, to be issued within 90 days of the effective date of the Employment Agreement, under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant.																															Mr. Mitchell will also be entitled to an award of restricted stock units, to be issued within 90 days of the effective date of the Employment Agreement, under the Company’s Equity Incentive Plan, in the amount of 7,500 shares of common stock each calendar quarter Mr. Mitchell serves as Chief Financial Officer of the Company.
Employee Agreement, Description																																Termination by the Company within 365 days of a Change of Control (as defined in the Employment Agreement) in the absence of Cause will conclusively be deemed a termination by the Company without Cause.
Marketable Securities, Restricted																																								33,333
Class of Warrant or Rights, Fair Value Granted																																								13,033							21,758
Debt Instrument, Payment Terms																																			the delay in effectiveness for the Form S-1, the conversion rate for the common stock to be issued as repayment of the debentures issued pursuant to the July 2014 purchase agreement will be, during the period commencing 120 days after the initial closing date until to the registration statement is effective, reduced to 63% of the volume weighted average price for 20 days prior to the issuance from 70% of the volume weighted average price originally stipulated in the loan agreements.
Stock Issued During Period, Shares, New Issues (in Shares)								1,079,303																																						485,830
Sale of Stock, Price Per Share (in Dollars per share)								$ 5.35																																						$ 5.00
Proceeds from Issuance of Common Stock						2,442,859	3,541,090	4,486,541	858,415																																				2,400,000
Cost of Revenue				743,397	1,641,495	2,183,874	2,442,592	2,587,656	1,051,135																																			259,657
Debt Instrument, Face Amount																		250,000	100,000
Notes Payable, Related Parties, Current				491,674		491,674		111,794	869,038															16,574
Professional and Contract Services Expense																				12,500
Stockholders' Equity Note, Stock Split		two-for-one	two-for-one
Stock Issued During Period, Shares, Stock Splits (in Shares)																																											14,762,875
Subsequent Event, Description																																									On February 26, 2013, the Company entered into a Stock Purchase Agreement and Technology Licensing Agreement to acquire 25% or 833,333 shares of Bio-Tech in exchange for $1,500,000 and 700,000 shares of the Company’s common stock. On February 27, 2014 the Company signed a settlement agreement with Bio-Tech. According to the agreement, the Company maintained full license rights on the Bio-Tech technology for the term of five years with no additional monies due from the Company. All stock transfers between the companies were canceled and rescinded
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions (in Shares)																																									833,333
Payments to Acquire Investments																																									$ 1,500,000
Stock Issued During Period, Shares, Acquisitions (in Shares)																																									700,000
Licensing Agreement, Term																																									5 years